Long-term investments - Equity method investments (Details) $ / shares in Units, ¥ in Thousands, kr in Thousands, $ in Thousands				1 Months Ended									12 Months Ended
	Sep. 01, 2021 CNY (¥)	Jul. 26, 2021 CNY (¥) shares	Jul. 26, 2021 USD ($) $ / shares shares	Aug. 31, 2024 CNY (¥)	Aug. 31, 2024 SEK (kr)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 SEK (kr)	Nov. 30, 2023 CNY (¥)	Dec. 31, 2022 SEK (kr)	Jan. 31, 2022 CNY (¥)	Jul. 31, 2021 CNY (¥)	Jul. 31, 2021 SEK (kr)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Jul. 31, 2024	May 31, 2024 CNY (¥)	Jan. 31, 2024	Aug. 31, 2021
Long-term investments
Cash contribution to acquire equity method investment													¥ 53,900	$ 7,384	¥ 0	¥ 79,442
Remeasured equity interest at fair value						¥ 252,407							10,523		252,407
Gain as a result of deconsolidation										¥ 71,974			¥ 0	$ 0	¥ 0	71,974
Suzhou Photon-Matrix | Hubei ECARX
Long-term investments
Equity interest percentage													13.10%				0.69%		13.10%
SiEngine Technology Co., Ltd
Long-term investments
Cash contribution to acquire equity method investment		¥ 68,967	$ 10,600
Value of shares issued to acquire equity method investment		620,703	95,800
Carrying amount of the Company's controlling shareholder | $			$ 0
Excess of consideration over the carrying amount of the equity investment		¥ 689,670
SiEngine Technology Co., Ltd | Series B Redeemable Convertible Preferred
Long-term investments
Number of shares issued to acquire equity method investment | shares		9,882,082	9,882,082
Issuance price (in USD per share) | $ / shares			$ 9.70
Volvo Cars
Long-term investments
Cash contribution to acquire equity method investment						¥ 17,478			kr 25,620		¥ 269,813	kr 360,000
Equity interest (as a percent)						60.00%					40.00%	40.00%			60.00%
ECARX HK
Long-term investments
Cash contribution to acquire equity method investment						¥ 11,652	kr 17,080
Equity interest (as a percent)						40.00%									40.00%
Cash consideration for sale of equity method investment				¥ 140,725	kr 210,000
Gain as a result of deconsolidation | kr					kr 0
SiEngine Technology Co., Ltd
Long-term investments
Equity interest (as a percent)			34.61%										0.00%
Equity interest sold (as a percent)													3.29%	3.29%
Cash consideration for sale of equity method investment													¥ 130,000
Hubei Dongjun Automotive Electronics Technology Co., Ltd.
Long-term investments
Cash contribution to acquire equity method investment								¥ 49,000
Equity interest (as a percent)	49.00%							49.00%									51.00%	49.00%		51.00%
Equity interest sold (as a percent)	2.00%
Cash consideration for sale of equity method investment	¥ 1,000
Remeasured equity interest at fair value	24,500																	¥ 4,900
Gain as a result of deconsolidation	¥ 10,579
Suzhou Photon-Matrix
Long-term investments
Equity interest sold (as a percent)										3.45%
Cash consideration for sale of equity method investment										¥ 10,000
Remeasured equity interest at fair value										¥ 64,000						64,000
Gain as a result of deconsolidation																¥ 71,974
Suzhou Photon-Matrix | Maximum
Long-term investments
Equity interest (as a percent)										50.92%			62.27%
Suzhou Photon-Matrix | Minimum
Long-term investments
Equity interest (as a percent)										49.17%